EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 10:    EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share:

a.	Numerator:

	Six months ended June 30,
	2022	2023
	Unaudited

Numerator for basic and diluted income (loss) per share -
Net income (loss) available to holders of ordinary shares	$(3,808)	$4,056

b.	Denominator:

	Six months ended June 30,
	2022	2023
	Unaudited
Denominator for diluted income (loss) per share -
Weighted average number of shares	83,989,766	84,359,762
Add – RSUs and stock options	-	792,872
Denominator for diluted income (loss) per share - adjusted	83,989,766	85,152,634